INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Trade and other payable (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019
Current
Trade creditors	$ 37,322,043	$ 30,489,072
Taxes	2,035,657	1,475,410
Consideration payment Semya acquisition	122,950	122,950
Miscellaneous	168,936	320,945
Trade and other payable	55,356,154	40,578,494
Non current
Consideration payment Semya acquisition	452,654	452,654
Trade and other payables	452,654	452,654
Shareholders and other other related parties
Current
Trade payable, related party	1,657,580	1,796,932
Parent company
Current
Trade payable, related party	99,037	1,568,036
Joint ventures and associates
Current
Trade payable, related party	$ 13,949,951	$ 4,805,149